PUBLIC OFFERING (Details) - $ / shares		7 Months Ended
	Sep. 17, 2019	Dec. 31, 2019	Dec. 31, 2020
Price per unit			$ 1.50
Number of common stock in each unit	1
Initial Public Offering
Number of units issued	27,500,000	27,500,000
Price per unit	$ 10.00
Number of common stock in each unit	1
Number of redeemable warrant in each unit	0.33
Number of shares per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Number of units issued	2,500,000
Price per unit	$ 10.00